Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consist of the following:

	December 31,
	2013	2012
Building	$34,710	$33,891
Machinery and equipment	61,539	47,585
Office equipment and software	3,221	1,773
Vehicles	1,193	885
Furniture and fixtures	1,888	2,872
Total property, plant and equipment	102,551	87,006
Accumulated depreciation and amortization	(27,403)	(26,802)
Net value of property and equipment	75,148	60,204
Land	12,234	2,828
Total property, plant and equipment, net	$87,382	$63,032